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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	RULE 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

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EAGLEWOOD SECURITIZATION TRUST

(Exact name of securitizer as specified in its charter)

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Date of Report (Date of earliest event reported)	February 3, 2016

Commission File Number of securitizer:	025-01814

Central Index Key Number of securitizer:	0001624444

Nancy Lynch, (212) 729-1096
Name and telephone number, including area code, of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[ ]    RULE 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

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(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I - REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Eaglewood Securitization Trust has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated February 3, 2016

EAGLEWOOD SECURITIZATION TRUST
(Securitizer)

By:	Eaglewood Capital Management,
LLC, in its capacity as Administrator
of Eaglewood Securitization Trust

By:	/s/ Nancy Lynch
Name:	Nancy Lynch
Title:	Authorized Signatory

By:	/s/ Michael Sargent
Name:	Michael Sargent
Title:	Manager of Eaglewood Capital Management LLC